Intangible assets Narrative (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 67,726	$ 1,059
Brands
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 63,072	$ 67,726	$ 1,059
Pre-tax discount rate	13.80%	13.80%
Terminal growth rate	2.00%	2.00%